TFA - Transfer of certain financial assets accounted for as secured borrowings (Details 7) - CHF (SFr) SFr in Millions	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	SFr 52,200		SFr 55,000
Securities lending transactions	9,800		9,400
Obligation to return securities received as collateral, at fair value	33,385	SFr 37,622	32,564
Total	95,400		97,000
Governments debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	27,100		29,400
Securities lending transactions	3,100		2,500
Obligation to return securities received as collateral, at fair value	3,600		700
Corporate debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	15,300		13,900
Securities lending transactions	400		500
Obligation to return securities received as collateral, at fair value	600		400
Asset-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	8,700		10,300
Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	500		1,100
Securities lending transactions	6,000		6,000
Obligation to return securities received as collateral, at fair value	29,200		31,500
Other
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	600		300
Securities lending transactions	300		400
Maturity on Demand [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	8,700		6,800
Securities lending transactions	6,400		6,700
Obligation to return securities received as collateral, at fair value	32,800		32,200
Total	47,900		45,700
Maturity Less than 30 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	27,900		31,900
Securities lending transactions	3,200		2,400
Obligation to return securities received as collateral, at fair value	100		400
Total	31,200		34,700
Maturity 30 to 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	4,700		8,400
Securities lending transactions	0		0
Obligation to return securities received as collateral, at fair value	300		0
Total	5,000		8,400
Maturity Greater than 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	10,900		7,900
Securities lending transactions	200		300
Obligation to return securities received as collateral, at fair value	200		0
Total	11,300		8,200
Bank
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	52,200		55,300
Securities lending transactions	9,800		9,400
Obligation to return securities received as collateral, at fair value	33,385		32,564
Total	95,400		97,300
Bank | Governments debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	27,100		29,700
Securities lending transactions	3,100		2,500
Obligation to return securities received as collateral, at fair value	3,600		700
Bank | Corporate debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	15,300		13,900
Securities lending transactions	400		500
Obligation to return securities received as collateral, at fair value	600		400
Bank | Asset-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	8,700		10,300
Bank | Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	500		1,100
Securities lending transactions	6,000		6,000
Obligation to return securities received as collateral, at fair value	29,200		31,500
Bank | Other
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	600		300
Securities lending transactions	300		400
Bank | Maturity on Demand [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	8,700		6,800
Securities lending transactions	6,400		6,700
Obligation to return securities received as collateral, at fair value	32,800		32,200
Total	47,900		45,700
Bank | Maturity Less than 30 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	27,900		32,200
Securities lending transactions	3,200		2,400
Obligation to return securities received as collateral, at fair value	100		400
Total	31,200		35,000
Bank | Maturity 30 to 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	4,700		8,400
Securities lending transactions	0		0
Obligation to return securities received as collateral, at fair value	300		0
Total	5,000		8,400
Bank | Maturity Greater than 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	10,900		7,900
Securities lending transactions	200		300
Obligation to return securities received as collateral, at fair value	200		0
Total	SFr 11,300		SFr 8,200